LVIP American Century Large Company Value Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.51%
Aerospace & Defense–1.27%
RTX Corp.	10,026	$1,934,015
		1,934,015
Automobile Components–0.75%
Gentex Corp.	52,282	1,142,362
		1,142,362
Banks–6.99%
Commerce Bancshares, Inc.	27,462	1,351,130
JPMorgan Chase & Co.	16,708	4,914,825
Truist Financial Corp.	47,294	2,174,105
U.S. Bancorp	42,149	2,192,170
		10,632,230
Beverages–4.07%
Heineken Holding NV	19,201	1,366,464
PepsiCo, Inc.	23,320	3,621,363
Pernod Ricard SA	16,225	1,206,521
		6,194,348
Building Products–2.68%
A.O. Smith Corp.	37,320	2,460,881
Owens Corning	14,911	1,613,668
		4,074,549
Capital Markets–6.46%
Ameriprise Financial, Inc.	3,510	1,559,844
Bank of New York Mellon Corp.	8,306	985,341
Blackrock, Inc.	3,614	3,475,620
Charles Schwab Corp.	30,114	2,830,113
Northern Trust Corp.	7,000	976,990
		9,827,908
Chemicals–0.80%
PPG Industries, Inc.	11,351	1,213,195
		1,213,195
Communications Equipment–3.17%
Cisco Systems, Inc.	34,308	2,661,958
†F5, Inc.	7,473	2,162,163
		4,824,121
Construction Materials–0.88%
†Amrize Ltd.	24,023	1,345,768
		1,345,768
Consumer Staples Distribution & Retail–0.90%
Target Corp.	11,359	1,376,711
		1,376,711
Containers & Packaging–0.88%
Packaging Corp. of America	6,315	1,340,169
		1,340,169
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–1.33%
Verizon Communications, Inc.	40,372	$2,026,674
		2,026,674
Electric Utilities–4.78%
Duke Energy Corp.	25,597	3,351,671
Eversource Energy	13,620	943,594
Xcel Energy, Inc.	37,543	2,982,416
		7,277,681
Electronic Equipment, Instruments & Components–0.78%
CDW Corp.	9,855	1,192,652
		1,192,652
Energy Equipment & Services–1.68%
Baker Hughes Co.	41,968	2,562,146
		2,562,146
Entertainment–1.35%
Walt Disney Co.	21,263	2,049,328
		2,049,328
Financial Services–3.27%
†Berkshire Hathaway, Inc. Class B	7,362	3,527,870
Fidelity National Information Services, Inc.	30,879	1,448,534
		4,976,404
Food Products–1.80%
General Mills, Inc.	18,622	693,111
Mondelez International, Inc. Class A	35,420	2,041,609
		2,734,720
Ground Transportation–3.18%
CSX Corp.	39,301	1,613,306
Norfolk Southern Corp.	11,261	3,231,907
		4,845,213
Health Care Equipment & Supplies–5.91%
Becton Dickinson & Co.	21,538	3,386,420
Medtronic PLC	35,045	3,036,649
Zimmer Biomet Holdings, Inc.	28,382	2,566,300
		8,989,369
Health Care Providers & Services–3.89%
CVS Health Corp.	9,736	699,239
†Henry Schein, Inc.	20,630	1,520,431
Labcorp Holdings, Inc.	5,665	1,511,479
UnitedHealth Group, Inc.	4,267	1,154,607
Universal Health Services, Inc. Class B	5,747	1,028,541
		5,914,297
LVIP American Century Large Company Value Fund–1

LVIP American Century Large Company Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.17%
†Mohawk Industries, Inc.	6,451	$635,166
PulteGroup, Inc.	9,781	1,150,343
		1,785,509
Household Products–2.74%
Colgate-Palmolive Co.	13,417	1,143,531
Kimberly-Clark Corp.	31,397	3,028,869
		4,172,400
Industrial Conglomerates–1.43%
Honeywell International, Inc.	5,171	1,168,801
Siemens AG	4,150	1,011,082
		2,179,883
Insurance–5.26%
Allstate Corp.	5,719	1,185,777
Marsh & McLennan Cos., Inc.	29,470	5,111,572
Reinsurance Group of America, Inc.	8,370	1,708,819
		8,006,168
Interactive Media & Services–2.51%
Alphabet, Inc. Class A	13,287	3,820,810
		3,820,810
IT Services–1.57%
Amdocs Ltd.	18,611	1,214,554
Cognizant Technology Solutions Corp. Class A	19,131	1,173,687
		2,388,241
Life Sciences Tools & Services–1.31%
†IQVIA Holdings, Inc.	11,724	1,999,411
		1,999,411
Machinery–2.45%
Dover Corp.	6,365	1,326,784
PACCAR, Inc.	9,559	1,104,065
Toro Co.	13,857	1,294,798
		3,725,647
Metals & Mining–0.61%
Reliance, Inc.	3,037	923,005
		923,005
Oil, Gas & Consumable Fuels–6.25%
Chevron Corp.	15,106	3,125,431
Coterra Energy, Inc.	32,014	1,124,972
Enterprise Products Partners LP	54,409	2,058,837
Exxon Mobil Corp.	7,013	1,189,826
TotalEnergies SE ADR	22,079	2,008,747
		9,507,813
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines–0.36%
Southwest Airlines Co.	14,772	$554,984
		554,984
Personal Care Products–1.57%
Estee Lauder Cos., Inc. Class A	4,752	341,051
Unilever PLC ADR	36,035	2,052,914
		2,393,965
Pharmaceuticals–3.85%
Johnson & Johnson	12,893	3,151,565
Merck & Co., Inc.	13,014	1,565,454
Roche Holding AG	2,859	1,141,001
		5,858,020
Residential REITs–1.33%
Equity Residential	34,282	2,027,780
		2,027,780
Retail REITs–0.49%
Realty Income Corp.	12,065	738,137
		738,137
Semiconductors & Semiconductor Equipment–3.94%
Analog Devices, Inc.	7,395	2,352,645
Infineon Technologies AG	26,839	1,217,582
QUALCOMM, Inc.	18,887	2,432,268
		6,002,495
Software–2.93%
Microsoft Corp.	7,289	2,698,169
Salesforce, Inc.	9,432	1,760,672
		4,458,841
Specialized REITs–0.80%
American Tower Corp.	7,087	1,223,074
		1,223,074
Trading Companies & Distributors–1.12%
MSC Industrial Direct Co., Inc. Class A	18,425	1,700,075
		1,700,075
Total Common Stock (Cost $127,361,300)		149,940,118

MONEY MARKET FUND–1.38%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	2,107,879	2,107,879
Total Money Market Fund (Cost $2,107,879)		2,107,879

LVIP American Century Large Company Value Fund–2

LVIP American Century Large Company Value Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.89% (Cost $129,469,179)	$152,047,997
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	160,507
NET ASSETS APPLICABLE TO 7,435,993 SHARES OUTSTANDING–100.00%	$152,208,504

†Non-income producing.

The following foreign currency exchange contracts were outstanding at March 31, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(715,374)	USD	959,926	6/26/26	$13,331	$—
CBK	EUR	(1,241,750)	USD	1,450,241	6/26/26	9,300	—
GS	EUR	(1,241,750)	USD	1,449,694	6/26/26	8,753	—
GS	GBP	(672,091)	USD	901,439	6/26/26	12,117	—
JPM	CHF	(371,449)	USD	476,192	6/26/26	7,218	—
JPM	CHF	(20,413)	USD	25,750	6/26/26	—	(22)
MSC	EUR	(1,241,750)	USD	1,449,116	6/26/26	8,175	—
UBS	CHF	(371,449)	USD	476,696	6/26/26	7,722	—
UBS	EUR	(1,241,750)	USD	1,449,743	6/26/26	8,803	—
Total Foreign Currency Exchange Contracts						$75,419	$(22)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CBK–Citibank NA
CHF–Swiss Franc
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
LVIP American Century Large Company Value Fund–3